ACQUISITION (Tables)	12 Months Ended
Nov. 30, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of purchase price allocation [Table Text Block]
Total Consideration
Cash	$579,682

Net assets acquired (liabilities assumed)
Cash indebtedness	$(12,127)
Equipment	27,799
Prepaid expenses	11,131
Due to a related party	(13,699)
Bank loan	(40,447)
Accounts payable	(19,210)
Vehicle loan	(30,859)
Net assets acquired (liabilities assumed)	$(77,412)

Purchase price allocation
Net identifiable assets acquired	$(77,412)
Customer relationships	657,094
$579,682